Annual Fund Operating Expenses - Small Cap Growth Fund - Small Cap Growth Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.81%